Significant accounting policies - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Years

Property, buildings, and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10

Vasta Platform (Successor)
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Years
Property, Buildings and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10
Land (for finance leasings)	10